UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05120

Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund, Inc. (NUV)
	January 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alaska – 0.7%
$ 3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	$ 3,442,287
	12/01/30 – FGIC Insured
5,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	5,188,200
	12/01/30 – NPFG Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 (Pre-refunded	9/13 at 100.00	AA (4)	3,224,100
	9/01/13) – FGIC Insured
2,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	2,054,350
	Series 2006A, 5.000%, 6/01/32
13,835	Total Alaska			13,908,937
	Arizona – 0.6%
2,500	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,687,750
	2008A, 5.000%, 7/01/38
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	2,447,125
	2008, 7.000%, 12/01/27
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	5,567,856
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A–	1,016,580
	Healthcare, Series 2008A, 5.250%, 9/01/30
11,675	Total Arizona			11,719,311
	Arkansas – 0.1%
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aa2	2,032,180
	12/01/32 – FGIC Insured
	California – 14.1%
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
10,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,224,700
10,000	5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,227,800
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	5,212,300
6,000	5.000%, 4/01/37	4/16 at 100.00	A+	6,166,380
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,433,654
	2010A, 5.750%, 7/01/40
2,130	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	2,246,532
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
2,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A2	2,599,250
	2003C, 5.500%, 6/01/22
	California State, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A1	15,208,382
11,250	5.000%, 2/01/33	8/13 at 100.00	A1	11,575,125
5,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	5,424,450
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	16,843,200
9,145	California Statewide Community Development Authority, Certificates of Participation, Internext	4/12 at 100.00	BBB	9,157,163
	Group, Series 1999, 5.375%, 4/01/17
3,500	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	4,184,740
	Project, Series 2009, 6.750%, 2/01/38
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,858,192
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
2,500	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/12 at 100.00	AA–	2,571,250
	2002B, 5.625%, 8/15/42
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	4,902,250
	2006C, 0.000%, 8/01/32 – AGM Insured
4,505	Covina-Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	A+	1,964,946
	Bonds, Series 2003B, 0.000%, 6/01/28 – FGIC Insured
16,045	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 42.63	Aa2	5,140,337
	Election 2004 Series 2007C, 0.000%, 8/01/33 – AGM Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	24,518,700
	1995A, 0.000%, 1/01/22 (ETM)
21,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	Aaa	22,484,988
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
7,435	5.000%, 6/01/29 – AMBAC Insured	6/12 at 100.00	A2	7,451,134
5,280	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	A2	5,298,110
10,000	5.000%, 6/01/45	6/15 at 100.00	A2	10,034,300
3,540	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	3,838,351
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,060	4.500%, 6/01/27	6/17 at 100.00	B	2,508,802
7,870	5.000%, 6/01/33	6/17 at 100.00	B–	5,895,889
1,500	5.125%, 6/01/47	6/17 at 100.00	B–	1,021,815
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA–	4,819,500
	2008B, 5.125%, 8/01/37 – AGC Insured
4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	N/R	3,606,320
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,608,450
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA–	1,530,879
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	1,092,535
	Series 2004, 0.000%, 8/01/27 – FGIC Insured
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A–	4,318,859
4,900	Ontario, California, Certificates of Participation, Water System Improvement Project,	7/14 at 100.00	AA	5,079,683
	Refunding Series 2004, 5.000%, 7/01/29 – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,518,072
	6.750%, 11/01/39
2,780	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation,	7/15 at 102.00	Baa2	2,899,373
	Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (4)	9,013,600
	Center, Series 2004, 5.625%, 7/01/34 (Pre-refunded 7/01/14)
15,505	Riverside Public Financing Authority, California, University Corridor Tax Allocation Bonds,	8/17 at 100.00	BBB	14,309,254
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA	1,596,706
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA	1,569,161
250	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB	281,445
	Mission Bay South Redevelopment Project, Series 2011D, 7.000%, 8/01/41
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
11,555	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	BBB	4,552,670
14,605	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	2,742,527
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A2	5,354,750
	(Alternative Minimum Tax)
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	6,576,553
	2006B, 0.000%, 9/01/28 – NPFG Insured
5,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	Aa1	3,127,000
	Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured
2,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	1,757,360
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,300	University of California, General Revenue Bonds, Refunding Series 2009O, 5.250%, 5/15/39	No Opt. Call	Aa1	1,465,218
344	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/12 at 100.00	Baa1	339,264
	Electric Company, Series 1966A, 4.000%, 3/01/16
330,459	Total California			283,151,919
	Colorado – 4.4%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	4,901,600
	SYNCORA GTY Insured
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	5,060,750
	Series 2006A, 4.500%, 9/01/38
11,925	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	12,549,155
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,100	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A,	3/12 at 100.00	N/R (4)	2,109,387
	5.500%, 3/01/32 (Pre-refunded 3/02/12)
750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B,	12/16 at 100.00	Baa2	775,260
	5.000%, 12/01/23 – RAAI Insured
1,700	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AA–	1,833,875
	2005C, 5.250%, 3/01/40 – AGM Insured
530	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001,	7/12 at 100.00	A–	531,002
	5.750%, 1/15/22
18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 –	11/13 at 100.00	A+	19,334,156
	SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB	7,539,026
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	4,891,070
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.09	BBB	1,255,368
	9/01/39 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
7,500	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB	3,093,300
10,075	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB	2,158,770
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	3,798,450
	5.350%, 12/01/37 – RAAI Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	N/R (4)	8,393,000
	5.700%, 6/15/21 (Pre-refunded 6/15/16) – AMBAC Insured
5,000	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding	11/21 at 100.00	Baa1	5,725,650
	Series 2011, 6.000%, 11/01/26
3,750	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	4,003,237
	Activity Bonds, Series 2010, 6.000%, 1/15/41
130,045	Total Colorado			87,953,056
	Connecticut – 0.2%
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	1,606,350
	Series 2011A, 5.000%, 7/01/41
8,670	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	N/R	3,184,144
	2007A, 5.750%, 9/01/34
10,170	Total Connecticut			4,790,494
	District of Columbia – 0.5%
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	10,051,700
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 5.4%
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,262,230
	AGM Insured
4,285	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/12 at 101.00	AA+	4,402,666
	Group, Series 2002C, 5.750%, 11/15/32
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	10,343,500
	4.500%, 6/01/35 (UB)
2,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	2,690,837
	General Hospital, Series 2006, 5.250%, 10/01/41
10,690	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	4/12 at 100.00	A1	10,698,873
	10/01/30 – AMBAC Insured
3,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	Aa2	3,124,050
5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	5,097,200
	Series 2007, 5.000%, 10/01/34
4,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	A	4,363,130
	5.000%, 7/01/40
9,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/21 at 100.00	A	10,855,460
	Hospital, Series 2010A, 6.000%, 8/01/46
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	4,362,200
	5.000%, 10/01/29
9,340	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	Aa2	10,185,737
	10/01/39 – AGM Insured
8,250	Orange County School Board, Florida, Certificates of Participation, Series 2002A, 5.000%,	8/12 at 100.00	AA–	8,322,353
	8/01/27 – NPFG Insured
2,900	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	A+	3,055,643
	SYNCORA GTY Insured
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	9,398,648
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	2,447,575
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	15,354,699
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
103,185	Total Florida			107,964,801
	Georgia – 0.9%
10,240	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	4/12 at 100.00	A1	10,254,029
	FGIC Insured
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 –	5/12 at 100.00	A1	2,512,150
	NPFG Insured
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AA–	4,345,080
	AGM Insured
16,740	Total Georgia			17,111,259
	Hawaii – 1.0%
7,140	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	10/12 at 101.00	BBB	7,288,441
	Company Inc., Series 1997A, 5.650%, 10/01/27 – NPFG Insured
1,735	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28 –	3/13 at 100.00	Aa1	1,802,578
	NPFG Insured
10,590	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28	3/13 at 100.00	Aa1 (4)	11,167,473
	(Pre-refunded 3/01/13) – NPFG Insured
19,465	Total Hawaii			20,258,492
	Illinois – 13.3%
2,060	Aurora, Illinois, Golf Course Revenue Bonds, Series 2000, 6.375%, 1/01/20	7/12 at 100.00	A+	2,066,736
17,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	10,558,709
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
5,000	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%,	7/12 at 100.00	Aaa	5,108,250
	7/01/18 (Pre-refunded 7/01/12)
1,500	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Series 2011A,	1/22 at 100.00	AA+	1,646,865
	5.000%, 1/01/36
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	7/12 at 100.00	Aa3	286,989
9,715	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 (Pre-refunded	7/12 at 100.00	Aa3 (4)	9,936,211
	7/01/12) – AMBAC Insured
2,575	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	7/12 at 100.00	A2	2,579,172
	Airport, Series 2001C, 5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)
2,825	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA–	2,879,749
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
3,320	Cook and DuPage Counties Combined School District 113A Lemont, Illinois, General Obligation	No Opt. Call	BBB	2,152,754
	Bonds, Series 2002, 0.000%, 12/01/20 – FGIC Insured
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AA–	3,314,269
	Series 2004, 5.000%, 12/01/19 – AGM Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	9,713,776
3,260	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	BB–	3,470,042
	Corporation Project, Series 2010, 6.500%, 10/15/40
385	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3	411,553
	Series 2003B, 5.250%, 11/01/20 – AGM Insured
1,615	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3 (4)	1,753,163
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and Coke	11/13 at 101.00	A1	5,208,550
	Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured
	(Alternative Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	22,573,120
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – AGM Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	Aa3	1,444,302
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – AGM Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	3,337,633
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
1,450	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	4/12 at 100.00	A–	1,450,217
	2001, 5.125%, 9/01/35 – AMBAC Insured
1,875	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	2,053,519
	5.500%, 11/01/39
3,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	3,227,910
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	5,915,468
	Trust 1137, 9.294%, 7/01/15 (IF)
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,621,800
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
4,985	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	5,564,755
	6.000%, 5/15/39
4,800	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	5,847,936
4,035	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	4,097,058
	5.500%, 8/01/37
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,779,050
	2011C, 5.500%, 8/15/41
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB–	3,055,920
	Centers, Series 2008A, 5.500%, 8/15/30
8,385	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/12 at 100.00	BBB	8,397,913
	5.250%, 8/01/22 – AMBAC Insured
3,180	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	N/R (4)	3,775,932
	7.000%, 2/15/18 (ETM)
5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.500%, 6/15/30 –	6/15 at 101.00	A	5,480,800
	AMBAC Insured
5,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	CCC	3,037,800
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1993:
19,330	0.000%, 6/15/17 – FGIC Insured	No Opt. Call	A3	16,957,049
13,070	0.000%, 6/15/18 – FGIC Insured	No Opt. Call	A3	10,967,037
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – NPFG Insured	No Opt. Call	AAA	6,083,475
3,385	0.000%, 6/15/21 – NPFG Insured	No Opt. Call	AAA	2,452,060
5,190	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	AAA	2,559,397
11,670	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	5,372,985
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	9,139,300
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	AAA	6,830,381
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	6,101,760
21,070	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	AAA	5,895,175
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	2,827,914
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	6,030,654
8,460	5.250%, 6/15/42 – NPFG Insured	6/12 at 101.00	AAA	8,538,001
16,700	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	11,832,284
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	0.000%, 6/15/20 – NPFG Insured	6/17 at 101.00	AAA	4,134,040
5,715	0.000%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	6,229,807
1,160	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 4,	3/17 at 100.00	AA–	1,206,238
	Series 2007, 4.700%, 3/01/33 – AGC Insured
805	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	718,132
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R	1,257,968
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R (4)	665,100
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)
3,680	Will County Community Unit School District 201U, Crete-Monee, Will County, Illinois, General	No Opt. Call	A+	3,286,498
	Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/16 – FGIC Insured
369,235	Total Illinois			267,833,176
	Indiana – 2.1%
300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007,	4/14 at 100.00	N/R	252,795
	5.000%, 10/01/24
8,010	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	N/R (4)	8,491,962
	(Pre-refunded 2/01/13) (Alternative Minimum Tax)
1,990	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	AAA	2,093,599
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A	3,055,410
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	2,057,400
	Indiana, Series 2007, 5.500%, 3/01/37
4,450	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	4,696,486
	NPFG Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AA	9,398,375
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	8,134,815
4,425	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	7/20 at 100.00	N/R	4,600,805
	Project, Series 2010, 6.750%, 1/15/32
51,270	Total Indiana			42,781,647
	Iowa – 0.5%
1,715	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	Aaa	1,736,369
	(Alternative Minimum Tax)
3,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	N/R (4)	3,622,920
	College, Series 2002, 5.500%, 10/01/33 (Pre-refunded 10/01/12) – ACA Insured
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	5,270,300
	5.625%, 6/01/46
12,215	Total Iowa			10,629,589
	Kansas – 0.5%
10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	10,850,800
	Kentucky – 0.1%
960	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	7/12 at 100.00	BBB	961,699
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured
1,750	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,918,875
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
2,710	Total Kentucky			2,880,574
	Louisiana – 3.1%
2,310	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	8/20 at 100.00	BBB–	2,544,211
	Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
5,450	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	11/20 at 100.00	BBB–	5,968,131
	Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
12,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	12,981,000
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,282,561
	Lady Health System, Series 2005A, 5.250%, 8/15/32
2,340	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist	No Opt. Call	AA+ (4)	2,390,357
	Hospital, Series 1986, 8.000%, 5/15/12 (ETM)
3,620	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,672,237
	Series 2007A, 5.250%, 5/15/38
28,595	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/12 at 100.00	A–	28,858,074
	Series 2001B, 5.875%, 5/15/39
59,465	Total Louisiana			61,696,571
	Maine – 0.1%
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,136,573
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.5%
3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	4/12 at 100.00	N/R	3,519,950
	7.400%, 9/01/19 (Alternative Minimum Tax)
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	1,584,930
	Healthcare, Series 2011A, 6.125%, 1/01/36
4,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	4,816,430
	Series 2004, 5.500%, 8/15/33
9,600	Total Maryland			9,921,310
	Massachusetts – 1.4%
1,720	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	6/12 at 100.00	A–	1,722,253
	Associates, Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)
4,495	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	5/12 at 101.00	BBB+	4,541,838
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	517,370
	Series 2008E-1 &2, 5.125%, 7/01/38
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	D	720,000
	Community Services Inc., Series 2004A, 6.375%, 7/01/34 (5), (6)
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire
	Community Services Inc., Series 2004B:
1,340	6.250%, 7/01/24 (5), (6)	7/14 at 100.00	D	482,400
1,000	6.375%, 7/01/34 (5), (6)	7/14 at 100.00	D	360,000
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,415,138
	University Issue, Series 2009A, 5.750%, 7/01/39
12,320	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	12,947,581
4,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	2/12 at 100.00	AAA	4,265,852
	5.500%, 8/01/30
29,925	Total Massachusetts			27,972,432
	Michigan – 3.5%
11,560	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/12 at 100.00	B–	9,732,711
	5.500%, 5/01/21
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior	7/16 at 100.00	AA–	5,028,600
	Lien Series 2006D, 4.625%, 7/01/32 – AGM Insured
8,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	8,060,800
	7/01/35 – NPFG Insured
7,140	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001C-2, 5.250%, 7/01/29 –	7/18 at 100.00	AA+	7,963,028
	FGIC Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	Aa3	2,172,560
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
4,500	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	No Opt. Call	AA	4,781,700
	5.000%, 12/01/39
5,240	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series	10/12 at 100.00	AAA	5,399,767
	2002, 5.250%, 10/01/19
	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of
	Arts and Sciences Charter School, Series 2001A:
80	7.500%, 10/01/12	4/12 at 100.00	Caa1	76,641
5,000	7.900%, 10/01/21	4/12 at 100.00	Caa1	4,654,950
3,500	8.000%, 10/01/31	4/12 at 100.00	Caa1	3,170,370
8,460	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%,	10/15 at 100.00	Aa3	9,618,935
	10/15/22 – AMBAC Insured
7,200	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	BBB+	7,276,320
	Edison Company, Series 2002D, 5.250%, 12/15/32 – SYNCORA GTY Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,424,735
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
68,830	Total Michigan			69,361,117
	Minnesota – 0.9%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,811,408
	5.000%, 5/01/30
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	7,529,002
	Services, Series 2008A, 6.625%, 11/15/28
2,300	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/15 at 100.00	A	2,392,529
	Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/31 – FGIC Insured
230	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.900%, 8/01/15 –	8/12 at 100.00	AA+	231,028
	NPFG Insured
6,730	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue	11/16 at 100.00	A3	6,893,808
	Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36
17,385	Total Minnesota			18,857,775
	Missouri – 3.4%
6,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA–	6,152,520
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	40,804,000
	2003, 5.250%, 5/15/32
12,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System,	6/20 at 100.00	AA–	13,286,160
	Series 2010B, 5.000%, 6/01/30
4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BB+	3,743,560
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,
	Ozark Medical Center, Series 1997:
390	5.500%, 11/15/12	5/12 at 100.00	BB–	389,965
1,100	5.600%, 11/15/17	5/12 at 100.00	BB–	1,081,267
3,180	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,	5/12 at 100.00	BB–	3,180,127
	Ozark Medical Center, Series 1999, 6.750%, 11/15/24
66,670	Total Missouri			68,637,599
	Montana – 0.3%
3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound	3/13 at 101.00	A–	3,847,912
	Energy, Series 2003A, 5.000%, 3/01/31 – AMBAC Insured
1,540	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	6/12 at 100.00	A2	1,397,396
	Subordinate Series 1998B, 5.500%, 12/01/31 (Alternative Minimum Tax)
5,290	Total Montana			5,245,308
	Nebraska – 0.3%
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A,	2/18 at 100.00	Aa1	5,648,050
	5.500%, 2/01/39
	Nevada – 0.6%
2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	BBB+	2,516,000
	9/01/29 – RAAI Insured
5,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	5,619,200
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, 18.772%,	7/17 at 100.00	AA+	3,236,400
	7/01/31 – BHAC Insured (IF)
1,500	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B2	1,428,615
	Revenue Bonds Series 2008A, 6.750%, 6/15/28
11,500	Total Nevada			12,800,215
	New Hampshire – 0.1%
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,592,820
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 5.4%
23,625	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/12 at 100.00	B	23,622,874
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/12 at 100.00	B	9,000,630
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
3,300	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	3,435,201
	University Hospital, Series 2007, 5.750%, 7/01/37
4,740	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 41.49	BBB	1,164,523
	Care System, Series 2006B, 0.000%, 7/01/34
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	Aaa	8,043,225
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A+	12,541,800
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA+	10,034,280
310	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	369,718
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	129,105
1,150	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	1,295,441
27,185	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Aaa	27,726,253
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
7,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	7,741,066
	Series 2003, 6.250%, 6/01/43 (Pre-refunded 6/01/13)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,749,500
	Series 2007-1A, 4.750%, 6/01/34
146,080	Total New Jersey			108,853,616
	New Mexico – 0.6%
1,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,819,620
9,600	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series	6/12 at 100.00	AA	9,709,248
	2002A, 5.000%, 6/01/32
11,100	Total New Mexico			11,528,868
	New York – 5.4%
10,000	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	10,299,900
	Kaleida Health, Series 2006, 4.700%, 2/15/35
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,904,600
	Health, Series 2004, 5.050%, 2/15/25
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	2,092,100
	5.000%, 12/01/35
1,510	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB+	1,385,274
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	N/R	9,038,700
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	6,012,270
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
1,450	5.500%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA (4)	1,551,703
385	5.500%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	AA (4)	412,004
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
8,000	5.250%, 8/15/24	8/14 at 100.00	AA	8,849,120
6,000	5.250%, 8/15/25	8/14 at 100.00	AA	6,636,840
3,210	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/12 at 100.00	AA–	3,257,604
	State Contingency Contract-Backed Bonds, Series 2003A-1C, 5.500%, 6/01/18
28,810	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	30,635,690
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/19
8,980	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/12 at 100.00	Aa3 (4)	9,138,946
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/18 (Pre-refunded 6/01/12)
8,575	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	9,276,006
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
102,920	Total New York			107,490,757
	North Carolina – 0.7%
1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,537,380
	Series 2003G, 5.000%, 6/01/33
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	3,134,880
	Bonds, Series 2008A, 5.000%, 1/15/47
1,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, Carolinas	1/21 at 100.00	AA–	1,628,880
	HealthCare System, Series 2011A, 5.125%, 1/15/37
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/13 at 100.00	A–	2,545,000
	2003D, 5.125%, 1/01/26
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+ (4)	1,636,395
	Facilities, Series 2004A, 5.000%, 2/01/20 (Pre-refunded 2/01/14)
2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	2,074,300
	Health System, Series 2007, 4.500%, 10/01/31
1,930	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/20 at 100.00	AA	2,069,056
	Health System, Series 2010A, 5.000%, 6/01/42
13,930	Total North Carolina			14,625,891
	North Dakota – 0.5%
7,820	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	9,322,613
	6.250%, 11/01/31
	Ohio – 2.9%
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	10,812,100
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,700	5.375%, 6/01/24	6/17 at 100.00	B–	4,607,196
690	5.125%, 6/01/24	6/17 at 100.00	B–	544,224
5,500	5.875%, 6/01/30	6/17 at 100.00	B–	4,277,735
17,165	5.750%, 6/01/34	6/17 at 100.00	B–	12,781,574
3,335	6.000%, 6/01/42	6/17 at 100.00	B–	2,540,203
11,940	5.875%, 6/01/47	6/17 at 100.00	B–	8,873,092
14,380	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B+	10,796,216
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	2,031,625
	2011A, 6.000%, 11/15/41
70,440	Total Ohio			57,263,965
	Oklahoma – 0.9%
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,419,474
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
9,955	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	10,229,957
	5.125%, 2/15/31
5,045	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA+ (4)	5,535,626
	5.125%, 2/15/31 (Pre-refunded 2/15/14)
16,400	Total Oklahoma			17,185,057
	Oregon – 0.1%
2,860	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	3,062,688
	5.000%, 10/01/32
	Pennsylvania – 1.8%
10,300	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/17 at 100.00	B+	8,540,863
	Allegheny Health System, Series 2007A, 5.000%, 11/15/28
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	7,109,310
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	Aa2 (4)	8,870,640
	6/01/34 (Pre-refunded 6/01/14) – FGIC Insured
10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	10,714,662
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
34,875	Total Pennsylvania			35,235,475
	Puerto Rico – 2.8%
8,340	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	9,032,554
	6.000%, 7/01/44
13,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	14,190,540
	7/01/39 – FGIC Insured
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/12 at 100.00	Baa3	5,451,526
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
11,000	0.000%, 8/01/32	8/26 at 100.00	A+	10,707,840
4,985	6.000%, 8/01/42	8/19 at 100.00	A+	5,647,955
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,680,444
	2010C, 5.250%, 8/01/41
70,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	6,020,492
	8/01/54 – AMBAC Insured
117,385	Total Puerto Rico			55,731,351
	Rhode Island – 1.3%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/12 at 100.00	A3	6,256,750
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – NPFG Insured
19,205	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Ba1	19,205,000
	Series 2002A, 6.250%, 6/01/42
25,455	Total Rhode Island			25,461,750
	South Carolina – 2.1%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	7,334,110
	GROWTH, Series 2004, 5.250%, 12/01/29
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	3,074,460
	5.000%, 6/01/36 – FGIC Insured
11,550	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA–	5,983,478
	0.000%, 1/01/28 – AMBAC Insured
4,320	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	4,505,155
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
16,430	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	16,549,446
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
4,215	Spartanburg Sanitary Sewer District, South Carolina, Sewer System Revenue Bonds, Series 2003B,	3/14 at 100.00	AA–	4,342,124
	5.000%, 3/01/38 – NPFG Insured
46,515	Total South Carolina			41,788,773
	Tennessee – 1.0%
10,300	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital	4/18 at 100.00	A+	11,104,018
	Project, Series 2008, 5.625%, 4/01/38
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,000	6.375%, 4/15/22 (Pre-refunded 4/15/12)	4/12 at 101.00	A1 (4)	3,068,160
2,605	6.500%, 4/15/31 (Pre-refunded 4/15/12)	4/12 at 101.00	A1 (4)	2,664,863
3,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	3,064,110
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
18,905	Total Tennessee			19,901,151
	Texas – 7.0%
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	N/R	1,302,850
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	1,935,820
	Series 2006B, 5.750%, 1/01/34
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	933,904
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	BBB	3,898,640
31,550	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	30,128,988
11,900	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	BBB	4,294,829
	0.000%, 11/15/27 – NPFG Insured
2,950	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G,	4/12 at 100.00	BBB	2,898,257
	5.250%, 11/15/30 – NPFG Insured
13,770	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004-A3,	11/24 at 59.10	BBB	3,303,561
	0.000%, 11/15/33 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
24,755	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A2	10,397,100
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	3,676,800
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	5,048,600
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	N/R	1,919,137
	2011A, 7.250%, 4/01/36
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
30,000	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA–	29,642,700
5,220	0.000%, 1/01/43	1/25 at 100.00	A2	5,212,483
15,450	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	4,595,139
	0.000%, 1/01/36 – AGC Insured
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A	5,155,550
	Series 2004, 6.000%, 12/01/34
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/13 at 101.00	CC	320,500
	Company, Series 2003A, 5.800%, 7/01/22
3,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	3,132,000
11,585	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	12,552,116
	Texas Health Resources Trust 1201, 9.191%, 2/15/30 (IF)
4,810	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	5,174,261
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
5,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AA–	5,782,900
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37 – AGC Insured
199,850	Total Texas			141,306,135
	Utah – 0.4%
3,260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 –	6/15 at 100.00	N/R	3,356,496
	RAAI Insured
120	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	4/12 at 100.00	Aaa	120,061
	7/01/30 (Alternative Minimum Tax)
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AA (4)	4,052,832
	4/01/35 (Pre-refunded 4/01/14) – NPFG Insured
7,080	Total Utah			7,529,389
	Virgin Islands – 0.1%
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Ba2	2,502,300
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Virginia – 0.6%
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	1,526,070
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
4,125	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series	10/12 at 100.00	AA–	4,258,568
	2002A, 5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	7,438,200
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
15,625	Total Virginia			13,222,838
	Washington – 4.6%
6,400	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	A1	6,591,040
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
6,125	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	N/R (4)	6,274,083
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 (Pre-refunded 7/01/12) – AMBAC Insured
6,375	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AA–	6,518,565
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 – AMBAC Insured
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	Aa1	4,263,400
	2003A, 5.500%, 7/01/17 – SYNCORA GTY Insured
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	8,024,930
	1989B, 0.000%, 7/01/14
3,780	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	4,056,318
	Research Center, Series 2011A, 5.625%, 1/01/35
2,400	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	Baa2	2,472,960
	Center, Series 2010, 5.375%, 12/01/33
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	2,305,300
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,138,000
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
2,690	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	2,744,015
	Center, Series 2007B, 5.000%, 2/15/27 – NPFG Insured
7,060	Washington State Housing Finance Commission, Single Family Program Bonds, 2006 Series 3A,	12/15 at 100.00	Aaa	7,186,303
	5.000%, 12/01/37 (Alternative Minimum Tax)
23,185	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	Baa1	24,123,993
	Series 2002, 6.625%, 6/01/32
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,000	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	AA+	4,844,880
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	AA+	8,291,840
102,910	Total Washington			92,835,627
	Wisconsin – 2.5%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
3,210	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	3,273,398
14,750	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	15,053,555
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,511,020
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/16 at 100.00	BBB+	1,079,280
	Series 2006A, 5.000%, 2/15/17
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	12/18 at 100.00	A+	2,734,450
	Series 2009, 6.000%, 12/01/38
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,
	Series 2011A:
3,500	5.750%, 5/01/35	5/21 at 100.00	A+	3,890,775
5,000	6.000%, 5/01/41	5/21 at 100.00	A+	5,556,000
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/20 at 100.00	AA–	10,905,700
	Series 2010, 5.000%, 6/01/30
1,320	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	1,303,909
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax)
47,280	Total Wisconsin			50,308,087
	Wyoming – 0.2%
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,310,987
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
1,850	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	2,189,087
3,885	Total Wyoming			4,500,074
$ 2,366,034	Total Investments (cost $1,856,193,459) – 99.5%			1,996,444,110
	Floating Rate Obligations – (0.7)%			(14,380,000)
	Other Assets Less Liabilities – 1.2%			24,287,641
	Net Assets – 100%			$ 2,006,351,751

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,994,881,710	$1,562,400	$1,996,444,110

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$1,562,400
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$1,562,400

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $1,841,256,072.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$181,474,237
Depreciation	(40,666,307)
Net unrealized appreciation (depreciation) of investments	$140,807,930

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012